Sales and Receivable Concentration (Tables)	12 Months Ended
Jun. 28, 2015
Segment Reporting Information Receivable [Abstract]
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2015		2014		2013
	Net Sales	%	Net Sales	%	Net Sales	%
Fiat Chrysler Automobiles	$116,914	28%	$117,502	34%	$95,476	32%
General Motors Company	105,809	26%	79,526	23%	56,972	19%
Ford Motor Company	45,415	11%	46,619	13%	44,773	15%
	$268,138	65%	$243,647	70%	$197,221	66%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	June 28, 2015		June 29, 2014
	Receivables	%	Receivables	%
Fiat Chrysler Automobiles	$17,060	29%	$22,202	32%
General Motors Company	8,751	15%	20,717	30%
Ford Motor Company	7,340	12%	6,358	9%
	$33,151	56%	$49,277	71%